Lease liability and Right-of-use assets (Details 4) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 2,046	$ 1,736
Not later than one year [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	294
Later than one year and not later than two years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	139
Later than two years and not later than three years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	170
Later than three years and not later than four years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	143
Later than four years and not later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	129
Later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 1,171